Long Term Debt (Wells Fargo Energy Capital Credit Facility) (Detail) (Wells Fargo Energy Capital Credit Facility, USD $)	1 Months Ended
Nov. 30, 2012
Wells Fargo Energy Capital Credit Facility
Short-term Debt [Line Items]
Debt modification cost	$ 200,000
Maximum credit amount	$ 200,000,000